UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-1548

Armstrong Associates, Inc.

(Exact name of registrant as specified in charter)

Armstrong Associates, Inc.
750 N. St. Paul Street, Suite 1300
Dallas, Texas 75201

(Address of principal executive offices)

C. K. Lawson
Armstrong Associates, Inc.
750 N. St. Paul Street, Suite 1300
Dallas, Texas 75201

(Name and address of agent for service)

Registrant's telephone number: 214-720-9101

Date of fiscal year end: June 30

Date of reporting period: June 30, 2012

ITEM 1.	SHAREHOLDERS REPORT.

Management Report

To Our Shareholders,

Armstrong’s fiscal year ended June 30, 2012.  At that time the Fund had total net assets of $14,111,939 and a per share price of $10.98.  Not reflected in the year end price is a $0.07 per share income dividend that was paid in December 2011.

Armstrong’s fiscal year started off on a down note with equity markets selling off sharply at the start of the fiscal year in July, recovering during the December-March period and then drifting downward through June.  Reflecting market swings during the year, investment results were mixed as reflected by Armstrong’s -1.75% total return compared to the +5.45% total return for the Standard & Poor’s 500 Index and the -10.01% price return of the Value Line Composite Index of approximately 1,675 stocks.

Addressing the highlights of Armstrong’s portfolio investments for the year, the energy related commitments turned in the weakest performance while Walmart Stores, Abbott Laboratories, Kimberly Clark, CVS Caremark and Intel, in that order, were the most rewarding in terms of total gain.  As detailed in the “Portfolio of Investments” included in this report, Armstrong’s overall investment portfolio at year end reflected emphasis on positions in well-established companies that offer prospects for earnings and dividend growth in the slow growth/low interest rate environment that currently prevails.

Looking ahead, the results of the upcoming Presidential and Congressional elections in November and the policy changes that might result, particularly in regard to the level of taxes on earned income, dividends and capital gains, have become important investment uncertainties overhanging investors.  Resolving these issues should strengthen the environment for equity investments as well improve the outlook for growth in the overall economy.

Please call or write if you have any questions regarding your Armstrong investment.

Sincerely,
C. K. Lawson
August 27, 2012

Graphs of Historical Performance and Related Comments

The following graphs compare the change in value over the past ten and thirty-eight years of $10,000 invested in the Fund compared to the same investment over the same periods in the Standard & Poor’s Composite Index of 500 Stocks (the "S&P 500") and the Value Line Composite Index, which consists of approximately 1,700 issues (the "Value Line Index").

The graphs assume that investment in the Fund, which has never been managed to emulate any particular market index, was made at the Fund's net asset value at the beginning of the 10 and 38 year periods and reflect the net asset value of the investment at the end of each of the years indicated in the period with all dividends and distributions by the Fund reinvested. The S&P 500 is adjusted to reflect reinvestment of dividends paid by securities in the index. The Value Line Index reflects only changes in the prices of the securities included in the index and does not include dividend reinvestments.

The S&P 500 is a market value-weighted index and, as a result, companies with the largest market capitalizations have a disproportionate impact on the overall performance of the index. Stocks included in the Value Line Index are equally-weighted to reflect the average price change in the stocks included in the index.

Comparison of Change in Value of $10,000 Investment in
Armstrong Associates, Inc., the S&P 500 Index and the Value Line Composite Index
for the 10 and 38 Years Ending June 30, 2012

A – Armstrong Associates      B – S&P 500      C – Value Line Composite
Note: The dollar figures and graphs reflect total returns for Armstrong Associates and the S&P 500 Index.
The graph and dollar values for the Value Line Composite do not include any dividend returns but simply represents price performance.
The graph and table do not reflect the deduction of any taxes that a shareholder might be required to pay on fund distributions or on the redemption of fund shares. Past performance is not predictive of future performance.

About Your Fund’s Expenses

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses.  The following is an Example of the Fund expenses based on an investment of $1,000 invested for the six months ended June 30, 2012.  The following Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to enable you to compare these costs with the ongoing costs of investing in other mutual funds.

Example

	Beginning Account Value December 31, 2011	Ending Account Value June 30, 2012	Expenses Paid During Period*
Actual	$1,000.00	$1,037.81	$6.47
Hypothetical (5% return before expenses)	$1,000.00	$1,018.57	$6.43

*	Expenses are equal to Armstrong Associates annualized expense ratio of 1.28%, multiplied by the average account value over the period, multiplied by 181/365 days.

Actual Expenses
The first line of the table above provides information about actual account values and actual  expenses. You may use the information in this line, together with the amount you invested, to  estimate the expenses that you paid over the period. Simply divide your account value by $1,000  (for example, an $11,200 account value divided by $1,000 = 11.2), then multiply the result by the number in the line under the heading entitled “Expenses Paid During Period” to estimate the  expenses you paid on your account during this period.

Hypothetical Example for Comparison Purpose
The second line of the table above provides information about hypothetical account values and  hypothetical expenses based on the Fund’s actual expenses ratio and an assumed rate of return of 5% per year before expense, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate that actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with 5% hypothetical examples that appear in the shareholder reports of the funds. You may want to add other fees that are not included in the expenses shown in the table such as IRA fees and charges for extra services such  as bank wires.

Please note that the expenses shown in the table above are meant to highlight your ongoing costs only and do nor reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees (Note that there are no transaction costs associated with Armstrong Associates shares transactions). Therefore, the second line of the table above is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Statement of Assets and Liabilities — June 30, 2012

Assets:
Investments in securities at market value (identified cost, $6,337,695)	$12,230,039
Cash	1,877,666
Dividends receivable	14,978
Prepaid expenses and other assets	1,158
Total assets	$14,123,841
Liabilities:
Payable to Portfolios, Inc.	11,352
Accrued expenses and other liabilities	550
Total liabilities	11,902
Net assets	$14,111,939
Net assets consist of
Paid-in capital	$8,173,168
Undistributed net investment income	24,723
Accumulated undistributed net realized gain on investments	21,704
Net unrealized appreciation on investments	5,892,344
Net assets applicable to 1,285,048 shares outstanding	$14,111,939
Net asset value per share	$10.98

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets — Years Ended June 30

	2012	2011
Operations:
Net investment income	$102,822	$70,328
Net realized gain (loss) on investments	433,048	79,683
Increase (decrease) in unrealized appreciation
of investments	(808,817)	2,523,610
Net increase (decrease) in net assets
resulting from operations	(272,947)	2,673,621
Distributions to shareholders
Distribution of interest and dividend income	(91,738)	(52,907)

Capital share transactions
Net proceeds from sale of capital stock	1,074,184	472,003
Net asset value of shares issued as reinvestment
of dividends	90,370	52,136
Less cost of shares repurchased	(1,524,784)	(513,372)
Net increase (decrease) in net assets
resulting from capital share transactions	(360,230)	10,767
Total increase (decrease) in net assets	(724,915)	2,631,481

Net assets, beginning of year	14,836,854	12,205,373
Net assets, end of year (a)	$14,111,939	$14,836,854

(a):  At June 30, 2012 and 2011, undistributed net investment income was $24,723 and $13,638, respectively.

The accompanying notes are an integral part of these financial statements.

Statement of Operations — Year Ended June 30, 2012

Investment income
Dividends		$282,780
Interest		114
		282,894
Operating expenses
Investment advisory services	112,182
Administrative services	16,000
Custodian services	6,353
Transfer agent services	10,213
Audit and tax services	11,200
Registration fees, licenses, and other	7,519
Reports and notices to shareholders	7,200
Directors’ fees	7,600
Insurance premiums	1,805	180,072
Net investment income		102,822
Realized and unrealized gains on investments
Realized gains
Proceeds from sales		804,358
Cost of securities sold		(371,310)
Net realized gains		433,048
Unrealized appreciation
Beginning of year		6,701,161
End of year		5,892,344
Decrease in unrealized appreciation		(808,817)
Net realized and unrealized loss
on investments		(375,769)
Decrease in net assets from operations		$(272,947)

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments in Securities — June 30, 2012

	Shares or
	principal amount	Cost	Market value

COMMON STOCK (86.7%)
Industry and issue
Aerospace and Diversified Industrial Goods (12.9%)
The Boeing Company	5,000	$293,580	$371,500
Caterpillar, Inc.	4,000	267,040	339,640
General Electric Company	15,000	147,489	312,600
SPX Corporation	3,000	167,286	195,960
United Technologies Corporation	8,000	254,750	604,240
		1,130,145	1,823,940
Beverages and Food Products (8.0%)
Kraft Foods Company	6,500	207,407	251,030
Pepsico, Inc.	12,500	73,001	883,250
		280,408	1,134,280
Business Services and Products (6.6%)
Avery Dennison Corporation	10,000	140,800	273,400
Iron Mountain, Inc.	15,750	265,081	519,120
Staples, Inc.	10,000	130,278	130,500
		536,159	923,020
Consumer Staples (6.6%)
Kimberly Clark Corporation	6,000	227,121	502,620
Procter & Gamble Company	7,051	166,631	431,874
		393,752	934,494
Energy Related (6.8%)
Cameron International*	4,000	208,400	170,840
Chevron Corporation	3,000	211,633	316,500
Halliburton Company	11,000	238,361	312,290
Weatherford International, Ltd.	12,500	177,958	157,875
		836,352	957,505
Entertainment Services (2.8%)
DIRECTV*	8,000	198,781	390,560
		198,781	390,560
Environmental Services (9.5%)
Stericycle, Inc.*	4,500	230,318	412,515
Waste Connection, Inc.	20,000	178,548	598,400
Waste Management, Inc.	10,000	309,300	334,000
		718,166	1,344,915
Financial Services (3.5%)
American Express Company	5,000	231,450	291,050
Western Union Company	12,000	220,229	202,080
		451,679	493,130

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments in Securities — June 30, 2012, continued

	Shares or
	principal amount	Cost	Market value
Industrial Gases (4.2%)
Praxair, Inc.	5,500	98,947	598,015
		98,947	598,015
Medical Products (8.7%)
Abbott Laboratories, Inc.	10,000	57,012	644,700
Medtronic, Inc.	15,000	142,828	580,950
		199,840	1,225,650
Retail Stores (7.6%)
CVS Caremark Corporation	8,000	233,482	373,840
Wal-Mart Stores, Inc.	10,000	123,000	697,200
		356,482	1,071,040
Technology Related Products (7.4%)
Broadcom Corporation	5,000	176,456	168,800
Cisco Systems, Inc.	11,000	196,641	188,870
Corning, Inc.	12,000	65,522	155,160
EMC Corporation*	8,000	221,611	205,040
Intel Corporation	12,000	201,840	319,800
		862,070	1,037,670
Transportation Services (2.1%)
Southwest Airlines Company	15,000	128,736	138,300
United Parcel Service, Inc.	2,000	146,177	157,520
		274,913	295,820
Total common stocks		$6,337,694	$12,230,039

Cash, dividends receivable, prepaid expenses and
other assets less liabilities (13.3%)			1,881,900
Total net assets – 100.0%			$14,111,939

*	Non-income producing

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements — June 30, 2012

Note 1 - Operations and Summary of Significant Accounting Policies

Nature of Operations

Armstrong Associates, Inc. (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment management company.

A summary of the significant accounting policies consistently applied in the preparation of the accompanying financial statements follows:

Valuation of Securities

The net asset value per share of the Fund is calculated following the close of trading on the New York Stock Exchange (usually 4:00 p.m., New York time) each day the Exchange is open for business.  A security quoted on the New York Stock Exchange Composite Tape or on the NASDAQ National Market is valued at its last sale price reported prior to the time the assets are valued.  A security not quoted on the New York Stock Exchange Composite Tape or the NASDAQ National Market is valued, in the case of an exchange listed security, at the last reported sale price on that exchange where it is quoted prior to the time the assets are valued and, in the case of securities which are not traded or did not trade on an exchange or for which over-the-counter last sale market quotations are not readily available, on the basis of the last current bid price prior to the time the assets are valued.  When market quotations are not available, a security is valued at the fair market value that is determined in line with the framework established under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 820-10-35 “Fair Value Measurements”.  Using the fair market value to price securities may result in value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net asset values.  Short-term debt securities are carried at cost which approximates market.

Fair Value Measurement

Fair value measurements defines fair value, expands disclosure requirements, and specifies a hierarchy of valuation measurement techniques.  The following are the levels of the hierarchy and a brief description of the type of valuation information (inputs) used to determine the value of the Fund’s investments.

• Level 1: Quoted prices for identical assets in active markets.

• Level 2: Significant inputs other than Level 1 that are based on observable market data.  These inputs could include, among other things, quoted prices for similar assets in active markets, quoted prices for identical assets in inactive markets and inputs that are observable that are not prices.

• Level 3: Developed from significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

All of the Fund’s investments were classified as Level 1 as of June 30, 2012.

Investment Transactions and Investment Income

Investment transactions are recorded on the trade date basis, and realized gains and losses are calculated using the identified cost method.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Interest income is recorded daily on the accrual basis.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results may differ from those estimates.

Distributions

Distributions of ordinary income and/or capital gains to shareholders, when made, normally occur in the fourth quarter of the calendar year.

Note 2 — Investment Advisory, Transfer Agent and Administrative Fees

Portfolios, Inc. (Portfolios) is the investment advisor and transfer agent for the Fund and provides administrative services for the Fund under Investment Advisory, Transfer Agent and Administrative Services Agreements.  An officer and director of Portfolios is also an officer and director of the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays Portfolios a fee of .80% per annum of the average net asset value of the Fund.  For the year ended June 30, 2012, investment advisory fees to Portfolios amounted to $112,182.  Transfer Agent fees of $10,213, and Administrative Services fees of $16,000, charged in equal monthly installments, were incurred by the Fund for the year ended June 30, 2012.  At June 30, 2012, the Fund owed Portfolios $11,352 in accrued investment advisory, transfer agent and administrative fees.

In order to effectively limit the expenses of the Fund, the advisor has agreed to reimburse the Fund for all expenses (including the advisory fee but excluding the brokerage commissions, taxes, and interest and extraordinary charges such as litigation costs) incurred by the Fund in any fiscal year in excess of 2% of the first $10 million of average daily net assets; 1.5% of the next $20 million of average daily net assets; and 1% of the remaining average daily net assets.  No reimbursements were required during the year ended June 30, 2012.

Note 3 — Purchases and Sales of Securities

For the year ended June 30, 2012, purchases and sales of securities, excluding short-term debt securities and U.S. government obligations, including applicable commissions, totaled $513,592 and $804,358, respectively.

The Fund paid total brokerage commissions aggregating $4,345 in 2012 on purchases and sales of investment securities.  All commissions were paid to unaffiliated broker-dealers.

Notes to Financial Statements — June 30, 2012, continued

Note 4 — Federal Income Taxes

As of June 30, 2012, the Fund qualified and intends to continue to qualify each fiscal year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended.  By qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes all of its taxable income for its fiscal year.

On June 30, 2012, the cost of investment securities for tax purposes was $6,337,694.  Net unrealized appreciation of investment securities for tax purposes was $5,892,344, consisting of unrealized gains of $6,000,135 on securities that had risen in value since their purchase and $(107,791) in unrealized losses on securities that had fallen in value since their purchase.

At June 30, 2012, the tax basis components of distributable earnings were as follows:

2012
Unrealized appreciation	$6,000,135
Unrealized depreciation	(107,791)
Net unrealized appreciation	$5,892,344
Undistributed ordinary income	24,723
Undistributed short-term capital losses	(72,043)
Undistributed long-term capital gains	505,082

Condensed Financial Information

Selected per Share Data and Ratios
	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997	1996

Net asset value, Beginning of year	$11.25	$9.27	$8.69	$11.85	$13.34	$12.46	$12.13	$12.20	$10.85	$10.43	$12.56	$15.70	$13.53	$12.14	$11.61	$10.45	$9.70
Income (loss) from investment operations
Net investment income (loss)	(.04)	.05	.02	.04	.06	.04	.02	.02	—	(.01)	(.05)	.05	.01	(.01)	.03	.06	.05
Net realized and unrealized gains (losses) on investments	(.16)	1.97	.58	(2.72)	(.62)	1.27	.67	.54	1.43	.44	(1.92)	(2.00)	2.64	1.89	1.38	1.64	1.10
Total from investment operations	(.20)	2.02	.60	(2.68)	(.56)	1.31	.69	.56	1.43	.43	(1.97)	(1.95)	2.65	1.88	1.41	1.70	1.15
Less distributions
Dividends from net investment income	.07	.04	.02	.05	.07	.02	.03	—	—	.01	.05	—	—	.04	.05	.07	.02
Distributions from net realized gains	—	—	—	.43	.86	.41	.33	.63	.08	—	.11	1.19	.48	.45	.83	.47	.38
Net asset value, end of year	$10.98	$11.25	$9.27	$8.69	$11.85	$13.34	$12.46	$12.13	$12.20	$10.85	$10.43	$12.56	$15.70	$13.53	$12.14	$11.61	$10.45

Total return	(1.75)%	21.82	6.89	-22.39	-4.55	10.44	5.69	4.64	13.22	4.13	(15.85)	(12.99)	20.38	16.26	13.31	17.19	12.09
Ratios/supplemental data
Net assets, end of period (000’s)	14,112	14,837	12,205	12,271	16,777	18,406	17,506	17,043	16,227	14,148	13,875	17,565	20,126	17,214	15,213	14,300	13,100
Ratio of expenses to average net assets	1.28	1.30	1.32	1.30	1.17	1.2	1.2	1.3	1.2	1.3	1.2	1.2	1.2	1.2	1.3	1.4	1.4
Ratio of net investment income to average net assets	.7	.5	.3	.4	.5	.3	.2	.2	—	—	—	.4	.1	(.1)	.2	.5	.5
Portfolio turnover rate	6.5%	10	4	5	2	4	11	7	5	4	7	9	6	3	20	7	19

(a)
For a share outstanding throughout the year.  Per share data has been rounded to nearest cent and adjusted to give effect to a 2-for-1 stock split, effective October 16, 1978, by means of a stock distribution.

(b)	The Fund had no senior securities or outstanding debt during the thirty-eight year period ended June 30, 2012.

The accompanying notes are an integral part of these financial statements.

Note 5 — Capital Stock

On June 30, 2012, there were 6,000,000 shares of $1 par value capital stock authorized, and capital paid in was $8,173,168.  Transactions in capital stock for the year ended June 30, 2012 were as follows:

2012
Prior year balance	1,319,070
Shares bought	98,763
Shares issued as reinvestment of dividends	8,656
107,419
Shares redeemed	(141,441)
Net increase (decrease) in shares outstanding	(34,022)
Current year ending balance	1,285,048

Note 6 — Distributions to Shareholders

The tax character of distributions paid during the years ended June 30, 2012 and 2011 were as follows:

	2012		2011
	Amount	Per share	Amount	Per share
Distributions paid from
Ordinary income	$91,735	$.07	$52,907	$.04
Capital gains	—	.00	—	.00
	$91,735	$.07	$52,907	$.04

Selected per Share Data and Ratios	Per share income and capital changes for a share outstanding throughout the year ended June 30 (a)
	1995	1994	1993	1992	1991	1990	1989	1988	1987	1986	1985

Net asset value, Beginning of year	$8.19	$8.26	$7.08	$6.87	$7.38	$7.74	$7.17	$9.66	$8.72	$7.65	$7.29
Income (loss) from investment operations
Net investment income (loss)	.02	-—	.02	.06	.16	.23	.24	.09	.10	.14	.24
Net realized and unrealized gains (losses) on investments	2.12	.10	1.19	.33	(.27)	.19	.67	(.53)	1.51	1.17	1.02
Total from investment operations	2.14	.10	1.21	.39	(.11)	.42	.91	(.44)	1.61	1.31	1.26
Less distributions
Dividends from net investment income	.04	-—	.02	.15	.23	.24	.11	.14	.16	.24	.14
Distributions from net realized gains	.59	.17	.01	.03	.17	.54	.23	1.91	.51	-—	.76
Net asset value, end of year	$9.70	$8.19	$8.26	$7.08	$6.87	$7.38	$7.74	$7.17	$9.66	$8.72	$7.65

Total return	27.32	1.13	17.12	5.79	(.92)	5.93	13.23	(6.27)	20.00	17.80	19.10
Ratios/supplemental data
Net assets, end of period (000’s)	11,961	9,255	9,680	9,366	9,228	9,770	9,887	10,435	12,294	11,714	10,957
Ratio of expenses to average net assets	1.8	1.8	1.8	1.9	1.9	1.8	1.9	2.0	1.7	1.6	1.7
Ratio of net investment income to average net assets	.2	-—	.2	.8	2.3	2.9	3.0	1.3	1.0	1.6	3.1
Portfolio turnover rate	12	21	17	36	24	44	46	20	51	54	53

Selected per Share Data and Ratios	Per share income and capital changes for a share outstanding throughout the year ended June 30 (a)
	1984	1983	1982	1981	1980	1979	1978	1977	1976	1975

Net asset value, Beginning of year	$10.22	$7.10	$9.37	$7.74	$7.06	$6.50	$5.68	$5.30	$3.81	$2.74
Income (loss) from investment operations
Net investment income (loss)	.16	.21	.41	.24	.23	.16	.08	.04	.03	.07
Net realized and unrealized gains (losses) on investments	(2.51)	3.72	(1.28)	2.62	1.40	.84	.78	.38	1.53	1.04
Total from investment operations	(2.35)	3.93	(.87)	2.86	1.63	1.00	.86	.42	1.56	1.11
Less distributions
Dividends from net investment income	.20	.43	.19	.23	.13	.11	.04	.04	.07	.04
Distributions from net realized gains	.38	.38	1.21	1.00	.82	.33	-—	-—	-—	-—
Net asset value, end of year	$7.29	$10.22	$7.10	$9.37	$7.74	$7.06	$6.50	$5.68	$5.30	$3.81

Total return	(24.01)	61.27	(9.87)	38.04	24.08	15.17	15.31	8.05	42.06	41.46%
Ratios/supplemental data
Net assets, end of period (000’s)	9,788	12,869	7,669	8,277	5,777	4,538	3,886	3,649	3,785	$2,892
Ratio of expenses to average net assets	1.6	1.6	1.7	1.5	1.6	1.5	1.5	1.5	1.5	1.5
Ratio of net investment income to average net assets	1.9	2.4	5.6	2.7	3.2	2.3	1.6	1.9	.8	2.7
Portfolio turnover rate	96	59	34	60	131	97	151	113	113	210%

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors
Armstrong Associates, Inc.

We have audited the accompanying statement of assets and liabilities of Armstrong Associates, Inc., (the Fund) including the schedule of portfolio investments in securities as of June 30, 2012, the related statement of operations for the year then ended, the related statements of changes in net assets for the years ended June 30, 2012 and 2011, and the selected per share data and ratios for each of the years in three year period ended June 30, 2012.  These financial statements and per share data and ratios are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and per share data and ratios based on our audits.  The selected per share data and ratios for each of the years in the four year period ended June 30, 2008, were audited by other independent registered public accountants whose report dated August 13, 2008, expressed an unqualified opinion.  The selected per share data and ratios for each of the years in the thirteen year period ended June 30, 2004, were audited by other independent registered public accountants whose report thereon dated July 16, 2005, expressed an unqualified opinion.  The selected per share data and ratios for each of the years in the seventeen year period ended June 30, 1991, were audited by other independent certified public accountants whose report thereon dated July 19, 1991, expressed an unqualified opinion.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and per share data and ratios are free of material misstatement.  The Fund is not required to have nor were we engaged to perform an audit of its internal control over financial reporting.  Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of June 30, 2012, by correspondence with the custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and selected per share data and ratios referred to above present fairly, in all material respects, the financial position of Armstrong Associates, Inc., as of June 30, 2012, the results of its operations for the year ended June 30, 2012, changes in its net assets for the years ended June 30, 2012 and 2011, and the selected per share data and ratios for each of the years in the three year period ended June 30, 2012 in conformity with accounting principles generally accepted in the United States of America.

Travis Wolff & Company, L.L.P.
Dallas, Texas

July 30, 2012

Officer and Director Information

The directors of Armstrong Associates have been elected by the fund’s shareholders to oversee the fund’s operation and ensure that management’s actions are in line with the objectives and limitations detailed in the fund’s prospectus as well as in the best interests of the shareholders. Each director serves the fund until the fund’s termination or the director’s resignation, removal or retirement.

Armstrong is the only mutual fund managed by Portfolios, Inc., the fund’s advisor. The mailing address of the directors and officers of the fund is 750 N. St. Paul, Dallas, TX. 75201. Additional information about the directors is in Armstrong’s Statement of Additional Information, available without charge from the fund.

Name	Position With Fund	Principal Occupation(s)
Date Of Birth	(Starting Year)	During Last 5 Years
Officers/Directors
C.K. Lawson	President, Treasurer and Director	President and Director,
Sept. 14, 1936	(1967)	Portfolios, Inc.
Candace L. Bossay	Vice President and Secretary	Vice President and Secretary
Oct. 12, 1948	(1973)	Portfolios
Independent Directors
George Y. Banks	Director	Retired Partner, Grant Thornton, LLP
Sept. 18, 1940	(2009)
Eugene P. Frenkel, M.D.	Director	Professor of Internal Medicine and Radiology
Aug. 27, 1929	(1981)	Southwestern Medical School
Cruger S. Ragland	Director	Retired President, Ragland Insurance Agency, Inc.
Aug. 7, 1933	(1982)
Ann D. Reed	Director	Private Investor
Sept. 6, 1933	(1981)

Additional Fund Information

Proxy Voting Information
Shareholders can obtain a free copy of Armstrong’s proxy voting policies and procedures and voting record over the most recent 12 months ending June 30 upon request to: Armstrong Associates, Inc. 750 N. St. Paul St., Ste. 1300, Dallas, Texas 75201-3236, (214) 720-9101, or at the SEC’s website, www.sec.gov.

Armstrong’s Portfolio Information
Armstrong files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Form N-Q is available on the SEC's website at http://www.sec.gov.  In addition the Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Custodian Union Bank San Francisco, California	Transfer Agent Portfolios, Inc. Dallas, Texas	Auditors Travis Wolff & Company, L.L.P. Dallas, Texas	Investment Advisor Portfolios, Inc. Dallas, Texas

This report is prepared for the information of the shareholders of Armstrong Associates, Inc. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

750 N. St. Paul      Suite 1300      Dallas, Texas 75201-3236
(214) 720-9101      (214) 871-8948 FAX

ITEM 2.	CODE OF ETHICS.

The Registrant adopted a Code of Ethics as of May 17, 1995, amended May 26, 2000 and revised and amended April 6, 2005.  All employees of the Registrant, including the Registrant’s principal executive officer and principal financial officer, are covered by the requirements of the Code of Ethics.

The Code of Ethics was filed on August 31, 2007 with Registrants N-CSR for the June 30, 2007 fiscal year end and is hereby incorporated by reference.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Audit Committee of the Registrant’s Board of Directors (the “Audit Committee”) does not have an “audit committee financial expert”, as defined in Section 407(c) of the Sarbanes-Oxley Act.  The Registrant believes that the experience provided by each member of the Audit Committee provides the Registrant satisfactory oversight for the Registrant’s level of financial and organizational complexity.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees for years ended June 30, 2011 and 2012
The aggregate audit fees billed to the Registrant for professional services rendered by the Registrant’s principal accountant were $9,000 in 2011 and $9,000 in 2012.

(b) Audit-Related Fees

None

(c) Tax Fees

The aggregate tax preparation fees billed for professional services rendered by the principal accountant to the Registrant were $1,500 in 2011 and $1,500 in 2012.

(d) All Other Fees

There were no other fees billed to the Registrant by the principal accountant for 2011 or 2012.

(e)  (1) Pursuant to the Sarbanes-Oxley Act, it is the policy of the Registrant to have all services performed by the Registrant’s principal accountant for the Registrant pre-approved by the Registrant’s Audit Committee.

(2) The items performed in Item 4(b) through (d) were pre-approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.  100% of items performed in (b) through (d), above, during 2010 and 2011 were pre-approved by the Registrant’s Audit Committee.

(f) Not Applicable

(g) Aggregate non-audit fees billed by the principal accountant to the Registrant and to the Registrant’s Investment Advisor were $2,500 in 2011 and $2,500 in 2012.

(h) The Registrant’s Audit Committee has considered the amount of the non-audit services that were rendered to the Registrant’s Investment Advisor of $1,000 for 2011 and $1,000 for 2012, respectively, and concluded that the services and the related revenue for such services to the principal account were compatible with the maintenance of the independence of the principal accountant in regard to the audit and tax preparation services provided to the Registrant.

ITEM 5.	NOT APPLICABLE.

ITEM 6.	INCLUDED IN ITEM 1 OF THIS FORM.

ITEM 7.	NOT APPLICABLE.

ITEM 8.	NOT APPLICABLE.

ITEM 9.	NOT APPLICABLE.

ITEM 10.	NOT APPLICABLE.

ITEM 11.	CONTROLS AND PROCEDURES

(a) Based on review and evaluation, the Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within the 90 day period proceeding the filing date of this document.

(b) There were no significant changes in the Registrant’s internal controls or in other factors that could materially affect these controls over financial reporting (as defined by Rule 30a-3(d) of the 1940 Act) within the period from December 31, 2009, through June 30, 2010, and, subsequently, up to the date of this filing, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12.	EXHIBITS.

12(a) Certification required by Item 12(a)(2) of Form N-CSR are filed herewith.

12(b) Certification required by Item 11(b) of Form N-CSR is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Armstrong Associates, Inc.

By   /s/ C. K. Lawson
C. K. Lawson
President (CEO) and
Treasurer (CFO),
Armstrong Associates, Inc.

Date: September 6, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company of Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By   /s/ C. K. Lawson
C. K. Lawson
President (CEO) and
Treasurer (CFO),
Armstrong Associates, Inc.

Date: September 6, 2012